Annual Fund Operating Expenses	Jan. 28, 2026
Miller Value Partners Appreciation ETF | Miller Value Partners Appreciation ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Miller Value Partners Leverage ETF | Miller Value Partners Leverage ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.84%	[1]
Expenses (as a percentage of Assets)	1.72%

[1]	Acquired fund fees and expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. “Total Annual Fund Operating Expenses” include 0.84% in acquired fund fees and expenses and, therefore, do not correlate to the Ratio to Average Net Assets - Net Expenses in the Fund’s Financial Highlights, which do not include acquired fund fees and expenses.